Condensed Financial Information of the Parent Company	12 Months Ended
Dec. 31, 2025
Condensed Financial Information of the Parent Company [Line items]
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY
19.	CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

The Company performed a test on the restricted net assets of consolidated subsidiaries in accordance with U.S. Securities and Exchange Commission Regulation S-X Rule 4-08(e)(3), “General Notes to Financial Statements” and concluded that it was applicable for the Company to disclose the financial statements for the parent company.

The condensed financial information of the parent company, Planet Image, has been prepared using the same accounting policies as set out in Planet Image’s consolidated financial statements except that the parent company has used the equity method to account for its investment in its subsidiaries.

Planet Image’s share of income and losses from its subsidiaries is reported as losses from subsidiaries in the accompanying condensed financial information of the parent company.

Planet Image is incorporated in the Cayman Islands. Under the current laws of the Cayman Islands, Planet Image is not subject to income or capital gains taxes. In addition, dividend payments are not subject to withholding tax in the Cayman Islands.

Planet Image did not have significant capital and other commitments, long-term obligations, or guarantees as of December 31, 2024 and 2025.

Condensed balance sheets

	As of December 31,
	2024	2025
Assets
Current assets
Cash	$3,630	$2,831
Amount due from subsidiaries	17,967	14,265
Total current assets	21,597	17,096

Non-current asset
Investments in subsidiaries	39,035	44,554
Total non-current asset	39,035	44,554
Total assets	$60,632	$61,650

Liability and shareholders’ equity
Current liability
Accrued liabilities and other current liabilities	3,746	3,746
Total current liability	$3,746	$3,746

Shareholders’ equity
Preferred shares (par value of HK$0.0001 per share; 800,000,000 preferred shares authorized, no preferred shares issued and outstanding as of December 31, 2024 and 2025, respectively)	-	-
Class A ordinary shares (par value of HK$0.0001 per share; 2,000,000,000 Class A ordinary shares authorized, 27,565,800 and 32,918,421 Class A ordinary shares issued and outstanding as of December 31, 2024 and 2025, respectively)*	1	1
Class B ordinary shares (par value of HK$0.0001 per share; 1,000,000,000 Class B ordinary shares authorized, 26,315,800 Class B ordinary shares issued and outstanding as of December 31, 2024 and 2025, respectively)*	1	1
Additional paid-in capital	17,405	26,050
Statutory reserve	3,193	3,193
Retained earnings	33,138	24,886
Accumulated other comprehensive income	3,148	3,773
Total shareholders’ equity	56,886	57,904
Total liability and shareholders’ equity	$60,632	$61,650

*	The value of Class A and Class B ordinary shares are rounded, with a difference no more than $0.4 from the absolute amount.

Condensed statements of comprehensive income/(loss)

	For the years ended December 31,
	2023	2024	2025
Operating income/(loss):
Share of income from subsidiaries	$8,585	$7,909	$853
Selling and marketing expenses	-	(62)	(37)
General and administrative expenses	(547)	(586)	(4,977)
Research and development expenses	-	-	(4,522)
Total operating income/(loss)	8,038	7,261	(8,683)

Interest income, net	-	69	94
Foreign exchange (loss)/gain	(264)	(216)	337

Income/(loss) before income tax expense	7,774	7,114	(8,252)
Income tax expense	-	-	-
Net income/(loss)	7,774	7,114	(8,252)

Other comprehensive income	-	-	-
Total comprehensive income/(loss)	$7,774	$7,114	$(8,252)

Condensed statements of cash flows

	For the years ended December 31,
	2023	2024	2025
Net cash provided by/(used in) operating activities	$91	$(382)	$(799)
Net cash provided by investing activities	-	-	-
Net cash provided by financing activities	-	3,888	-
Net increase/(decrease) in cash	91	3,506	(799)
Cash at beginning of year	33	124	3,630
Cash at end of year	$124	$3,630	$2,831